Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Operating activities:
Net (loss) income	$ (192,924)	$ (148,453)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	16,966	13,617
Stock-based compensation expense	7,706	8,968
Consolidated Intangible Amortization	7,741	7,241
Amortization of deferred financing costs and debt discounts	20,175	8,162
Write off of Deferred Debt Issuance Cost	(24,746)	0
Deferred income taxes	2	2,268
Excess tax benefit from stock-based compensation arrangements	0	59
Non Cash Adjustment Derivative Fair Value	(12,022)	2,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	(80)	(24,277)
Mark-to-market adjustment for CVRs (Note 1)	(7,290)	51,294
Loss Contingency, Receivable, Period Increase (Decrease)	25,000
Other	4,845	1,537
Changes in assets and liabilities (net of acquisitions):
Accounts receivable	2,878	(8,475)
Inventories	(22,784)	(12,472)
Prepaid expenses and other assets	(2,872)	(13,825)
Accounts payable	1,866	18,594
Accrued expenses and other liabilities	12,191	7,728
Payment of Contingent Consideration	(27,983)
Net cash provided by operating activities	(141,839)	(86,152)
Investing activities:
Capital expenditures	(34,013)	(35,706)
Acquisition of businesses (Note 2)	(4,905)	(80,556)
Purchase of intangible assets	(82)	(2,761)
Sales and maturities of available-for-sale marketable securities	2,566	11,245
Proceeds from Divestiture of Businesses	0	274,687
Net cash used in investing activities	(36,434)	166,909
Financing activities:
Issuance of common stock	3,084	26,376
Proceeds from Issuance of Warrants	86,400	0
Derivative, Cost of Hedge	(144,843)	0
Payments for Repurchase of Warrants	(59,803)	0
Settlement of 2017 Notes Conversion Derivative	(49,152)	0
Proceeds from Hedge, Financing Activities	69,764	0
Proceeds from Convertible Debt	632,500	0
Repayments of Convertible Debt	(240,000)	0
Payments of deferred financing and equity issuance costs	(20,081)	0
Payments of capital leases	(530)	(260)
Excess tax benefit from stock-based compensation arrangements	0	59
Payment of contingent consideration - initial valuation	(70,120)
Net cash provided by (used in) financing activities	207,219	26,175
Effect of exchange rates on cash and cash equivalents	(1,837)	(2,636)
Net increase in cash and cash equivalents	27,109	104,296
Consolidated Cash and Equivalents, beginning of period	227,326	$ 168,735
Consolidated Cash and Equivalents, end of period	254,435
2017 Notes Conversion Derivative [Member]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Write off of Deferred Debt Issuance Cost	(24,700)
BMTI Payment of Conditional Value Rights [Member]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Mark-to-market adjustment for CVRs (Note 1)	$ 98,100